Share-based Payment (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Significant Terms and Conditions of Stock Option Plan	The following table provides an overview of the significant terms and conditions of the stock option plan.

	Title of grantees	Exercise period	Requisite service period	Method of settlement
SMFG Stock Acquisition Rights	Directors, corporate auditors and executive officers of SMFG and SMBC	Not exceeding 30 years from the date of allocation of stock acquisition rights (1)	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG	Common stock of SMFG

(1)
A stock acquisition rights holder can exercise the rights from the day they are relieved of their positions either as a director, a corporate auditor or an executive officer (“Start of Exercise Date”) to 20 years from the Start of Exercise Date.

Number and Weighted Average Exercise Prices of Stock Options
The number and the weighted average exercise prices of stock options for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2025		2024
	Number of options (1) (2)	Weighted average exercise price	Number of options (1) (2)	Weighted average exercise price
Outstanding at beginning of period	1,070,400	¥1	1,283,400	¥1
Exercised	(206,700)	1	(213,000)	1

Outstanding at end of period	863,700	¥1	1,070,400	¥1

Exercisable at end of period	726,600	¥1	852,900	¥1

(1)	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.
(2)
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Number of options is calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.

Summarized Information about Stock Options Outstanding
Summarized information about stock options outstanding at March 31, 2025 and 2024 was as follows:

		At March 31,
		2025		2024
	Exercise price	Number of options (1)	Remaining contractual lives in years	Number of options (1)	Remaining contractual lives in years
SMFG Stock Acquisition Rights	¥1	863,700	18.0	1,070,400	19.1

(1)
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Number of options is calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.

Summary of Restricted Shares
The number of restricted shares and the fair value of restricted shares at the measurement date for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2025	2024
Outstanding at beginning of period (1)	3,362,025	4,521,297
Allotted (1)	1,025,706	1,433,670
Released (1)	(639,213)	(2,443,977)
Forfeited (1)	—	(148,965)

Outstanding at end of period (1)	3,748,518	3,362,025

Fair value at measurement date (1)	¥3,748	¥2,094

(1)
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Number of restricted shares and fair value at measurement date are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.